UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund August 31, 2010 Fixed income mutual funds
This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund.

The figures in the annual report for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund prospectus contains this and other important information about the Funds. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	6
Disclosure of Fund expenses	18
Sector allocations	21
Statements of net assets	24
Statements of operations	68
Statements of changes in net assets	70
Financial highlights	76
Notes to financial statements	100
Report of independent registered
public accounting firm	112
Other Fund information	113
Board of trustees/directors and
officers addendum	114
About the organization	124

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware National Tax-Free Funds	September 7, 2010

Performance preview (for the year ended August 31, 2010)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+11.85%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+9.78%
Lipper General Municipal Debt Funds Average	1-year return	+10.34%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 6.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper General Municipal Debt Funds Average compares funds that invest at least 65% of assets in municipal debt issues in the top four credit ratings.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+9.53%
Barclays Capital 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+8.99%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+8.54%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+19.29%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+9.78%
Lipper High Yield Municipal Debt Funds Average	1-year return	+17.25%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 14.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware National Tax-Free Funds

Economic environment

The Funds’ fiscal year, which ended Aug. 31, 2010, was one of continued economic challenges. When the period began, however, financial markets were bolstered by a broad-based sense of optimism about the economy:
  During the third quarter of 2009, the U.S. economy, as measured by gross domestic product (GDP), rose by an annualized 1.6%, marking the economy’s first quarterly expansion in more than a year.
  Growth in the fourth quarter of 2009 was even stronger. Annualized GDP expansion of 5.0% during those three months represented the fastest quarterly growth for the U.S. economy since early 2006.
  (Source: U.S. Commerce Department.)
As the reporting period progressed, however, indications began to mount that the U.S. economic environment was slowing once again. For example:
  Unemployment in the United States remained stubbornly high. The jobless rate peaked at 10.1% in October 2009 and finished the Fund’s fiscal period at a still-elevated 9.6%.
  (Source: U.S. Labor Department.)
  The rate of expansion in GDP decreased to 3.7% in the first three months of 2010, followed by a sluggish 1.6% in the year’s second quarter. This trend led some economists to worry about the potential for a “double-dip” recession.
  (Source: U.S. Commerce Department.)
  Investors focused their attention on the high levels of sovereign debt across the developed world (and particularly in Greece), fearing that reductions in government spending could exacerbate declining economic growth.
  The U.S. housing market, weighed down by significant foreclosure activity and declining sales, continued to struggle.
Encouragingly, inflation remained low throughout the reporting period, with the Consumer Price Index rising by just 1.2% for the 12 months ending July 31, 2010 (the most recent data available as this report was being prepared). With inflation well under control, the Federal Reserve Board (the Fed) kept its benchmark short-term interest rate 1%, where it has stood since the depths of the financial crisis in late 2008. The low rates were part of the Fed’s ongoing effort to stimulate economic growth — an effort that included a program announced late in the period to buy significant quantities of U.S. government debt.

Municipal bond market environment

While the sluggish economic backdrop hampered the U.S. equity market, we believe the effect on the municipal market was relatively muted because of a favorable balance between supply and demand. Despite concerns about state and local government finances, tax-exempt bonds of all maturity lengths and credit-quality ratings gained ground throughout most of the reporting period.

Overall, investor demand for tax-exempt securities remained generally strong, driven in part by a growing expectation of higher income-tax rates in the future, while at the same time supply of municipal bonds became increasingly limited. A major factor behind this shift between supply and demand can be attributed to the introduction of the Build America Bond program, a feature of the February 2009 federal economic stimulus package. As a result of this program, many bond issues that traditionally would have come to market as tax-exempt municipal bonds were instead issued as taxable debt. This left far fewer new issues in the traditional tax-exempt municipal bond market, providing a very positive backdrop for the municipal bond asset class and driving the Funds’ returns throughout the fiscal period. (Source: Barclays Capital.)

Although all types of municipal bonds earned positive returns during the reporting period, those with longer maturity dates and lower credit ratings generally outperformed their shorter-maturity and higher-rated counterparts by a wide margin, as investors tended to favor longer-dated securities — despite their higher interest rate risk — for the potential to earn more income.

A similar situation occurred with regard to credit quality. Many investors increasingly exhibited a willingness to buy higher-yielding bonds, even if it meant taking on more credit risk.

Commitment to our longtime approach

In all three Funds profiled in this report, we continued to follow our basic investment philosophy and approach. We believe successful bond investing requires rigorous credit analysis. In our opinion, there is no substitute for thorough credit research. On a bond-by-bond basis, we scrutinize each security the Funds hold — or consider holding — to ensure our comfort level with its financial position and to feel confident that any potential risks are likely offset by the income the security provides. Through this strategy, we believe we can find opportunities that other investors with less experience and research diligence might overlook.

Our investment approach often leads us to an increased focus on bonds with credit ratings of BBB and A — which represent the lower tier of the investment grade bond universe — and a relative de-emphasis on higher-rated bonds, such as those rated AAA and AA. We generally feel that we may have an opportunity to obtain the most value for our shareholders from the lower-rated opportunities among investment grade municipal bonds.

As the Funds’ fiscal year progressed, our tactics for managing the Funds became more selective as credit spreads narrowed — meaning that the premium paid to investors for buying riskier, lower-rated bonds declined — and bond prices rose. As these trends continued and interest rates on municipal bonds fell during the period, many of the bonds the Funds already owned offered considerably higher levels of income than bonds that became available during the reporting period. For example, the team selected for purchase a number of bonds at the peak of the financial crisis, when tax-exempt municipal bond yields were extremely high because of investors’ concerns about the solvency of bond issuers. Careful research allowed us to eventually get comfortable with the credit quality of these issues. As a result, we were able to add some highly rated municipal bonds paying yields that, at the end of the Funds’ fiscal year, were comparable to what lower-rated A and even some BBB securities were offering.

Because bonds in the marketplace were paying the lower prevailing yields, we felt it was important to look at potential new purchases with an even more discerning eye. It often made little sense to us to sell higher-yielding bonds already in the Funds’ portfolio holdings in favor of new bonds reflecting the lower-interest-rate environment. We have often said throughout 2010 that new bonds had to “fight their way into the portfolio.” In other words, we had to feel confident that new bonds offered sufficient value opportunities relative to their potential risks.

Portfolio management review
Delaware National Tax-Free Funds

When we did add new securities to the Funds’ portfolio holdings as a result of Fund inflows (to accommodate cash generated by maturing bonds, for instance) we continued to follow our “bottom-up” investment strategy, carefully evaluating each issuer to become familiar with its financial position and to assess whether the bond’s return potential was commensurate with the risks involved with owning the securities.

Notable sectors and securities

As mentioned above, lower-rated bonds generally outperformed higher-rated issues through the majority of the Funds’ fiscal year. As a result, many of the individual bonds that made the strongest performance contributions across all three Funds were lower-rated issues. The best-performing sectors were often those with a significant amount of lower-rated bond issuance.

In a very favorable market environment for tax-exempt debt, even the weakest performers tended to earn modestly positive returns during the reporting period. Generally speaking, the bonds that lagged the overall municipal market on a total return basis were those with higher credit ratings (meaning less credit risk) and shorter maturities (meaning less interest rate risk). With interest rates declining, municipal bond investors looked for ways to capture additional levels of income, leading them toward lower-rated, longer-dated bonds and away from higher-rated, shorter-maturity credits.

In Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, education was the top-performing sector, with a number of lower-rated bonds in this group performing notably well on a total return basis. For example, the best individual performer in Delaware Tax-Free USA Intermediate Fund during the fiscal year was a Grand Traverse, Michigan, charter school bond issue — a lower-rated bond that benefited considerably from declining yields (and, thus, rising prices). The team originally bought the security at what we felt was an attractive yield relative to comparable higher-rated debt.

Both Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund saw strong gains from a position in air cargo bonds issued by Capital Trust for Florida. These bonds are in the lease sector — a group that also contributed substantially to the results of Delaware National High-Yield Municipal Bond Fund. These air cargo bonds have been in the Funds for some time, and we have long felt they had the potential to provide good value to shareholders. Despite their sensitivity to the economy, they continued to perform even as the economic picture darkened during the Funds’ fiscal year.

In addition, performance within Delaware Tax-Free USA Fund was helped by Alliance, Texas, industrial development bonds issued on behalf of AMR, the parent company of American Airlines. After a brutal downturn amid the recession, the airline business has apparently rebounded well, as airlines have been aided by a number of factors that include increased general optimism about the economy, stable oil prices, new revenue streams generated by baggage fees (and other charges), and reduced flight schedules that have resulted in fuller planes. These bonds were the best individual performers overall during Delaware Tax-Free USA Fund’s fiscal year.

The top-returning individual bond within Delaware National High-Yield Municipal Bond Fund was issued by a continuing care retirement community (CCRC) in Apple Valley, Minnesota. CCRCs are residential communities for seniors, ranging from independent-living to skilled-nursing-care facilities. This Minnesota CCRC is an established community with strong occupancy that has done reasonably well from a financial perspective. The Fund also gained from its position in New York industrial development revenue bonds issued on behalf of the airline Jet Blue. Like the American Airlines bonds, these securities benefited from the improving financial position of the airline industry.

As we mentioned earlier, even the weakest-performing bonds in all three Funds posted modestly positive results — an indication of the highly favorable market conditions enjoyed by municipal bond investors during the Funds’ fiscal year. Across all three Funds, the sector making the smallest total-return contribution was prerefunded bonds. These bonds have very short maturities, and because they are typically backed by U.S. Treasury bonds (or other very high-quality securities), they are considered high in credit quality. In an environment in which investors preferred lower-quality to higher-quality bonds, and longer-dated over shorter-dated issues, prerefunded bonds were left behind.

Within Delaware Tax-Free USA Intermediate Fund, the weakest contributors included prerefunded Virginia water revenue bonds due in October 2016. Payne County, Oklahoma, Economic Development Authority bonds, maturing in June 2030, were among Delaware Tax-Free USA Fund’s poorest contributors, while Bexar County, Texas, Health Authority bonds, coming due in July 2032, brought up the rear within Delaware National High-Yield Municipal Bond Fund.

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Aug. 31, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+11.85%	+4.14%	+5.42%	n/a
Including sales charge	+6.84%	+3.19%	+4.93%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+11.01%	+3.34%	+4.76%	n/a
Including sales charge	+7.01%	+3.08%	+4.76%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+11.00%	+3.35%	+4.61%	n/a
Including sales charge	+10.00%	+3.35%	+4.61%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+12.84%	n/a	n/a	+15.15%
Including sales charge	+12.84%	n/a	n/a	+15.15%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 6 through 9.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.24% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25%, and the total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Performance summaries
Delaware Tax-Free USA Fund

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has voluntarily agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets from Jan. 1, 2010, until the voluntary cap is discontinued. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.97%	1.73%	1.73%	0.73%
(without fee waivers)
Net expenses	0.80%	1.56%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Voluntary	Voluntary	Voluntary	Voluntary

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 2000, through Aug. 31, 2010

For period beginning Aug. 31, 2000, through Aug. 31, 2010	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$17,400
Delaware Tax-Free USA Fund — Class A Shares	$9,550	$16,165

The chart assumes $10,000 invested in the Fund on Aug. 31, 2000, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 6 through 9.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2000.

The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Aug. 31, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+9.53%	+4.47%	+5.47%	n/a
Including sales charge	+6.56%	+3.89%	+5.18%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+8.62%	+3.58%	+5.01%	n/a
Including sales charge	+6.62%	+3.58%	+5.01%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+8.70%	+3.59%	+4.58%	n/a
Including sales charge	+7.70%	+3.59%	+4.58%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+10.62%	n/a	n/a	+11.67%
Including sales charge	+10.62%	n/a	n/a	+11.67%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 10 through 13.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Jan. 1, 2010, through Dec. 31, 2010.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Performance summaries
Delaware Tax-Free USA Intermediate Fund

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to (1) voluntarily waive all or a portion of its investment advisory fees and/or reimburse certain expenses (excluding certain expenses) to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Jan. 1, 2010, until the voluntary cap is discontinued; and (2) contractually limit the Class A shares distribution and service fees from Jan. 1, 2010, through Dec. 31, 2010, to 0.15% of its average daily net assets. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.03%	1.73%	1.73%	0.73%
(without fee waivers)
Net expenses	0.75%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual and
	Voluntary	Voluntary	Voluntary	Voluntary

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 2000, through Aug. 31, 2010

For period beginning Aug. 31, 2000, through Aug. 31, 2010	Starting value	Ending value
Barclays Capital 3–15 Year Blend Municipal Bond Index	$10,000	$17,312
Delaware Tax-Free USA
Intermediate Fund — Class A Shares	$9,725	$16,557

The chart assumes $10,000 invested in the Fund on Aug. 31, 2000, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 10 through 13.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2000.

The Barclays Capital 3–15 Year Blend Municipal Bond Index, sometimes also referred to as the Barclays Capital 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses. The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Aug. 31, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	+19.29%	+4.66%	+5.46%	n/a
Including sales charge	+13.93%	+3.70%	+4.98%	n/a
Class B (Est. Dec. 18, 1996)
Excluding sales charge	+18.37%	+3.87%	+4.81%	n/a
Including sales charge	+14.37%	+3.62%	+4.81%	n/a
Class C (Est. May 26, 1997)
Excluding sales charge	+18.33%	+3.86%	+4.67%	n/a
Including sales charge	+17.33%	+3.86%	+4.67%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+20.55%	n/a	n/a	+26.34%
Including sales charge	+20.55%	n/a	n/a	+26.34%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 14 through 17.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Performance summaries
Delaware National High-Yield Municipal Bond Fund

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has voluntarily agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.08%	1.83%	1.83%	0.83%
(without fee waivers)
Net expenses	0.85%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Voluntary	Voluntary	Voluntary	Voluntary

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 2000, through Aug. 31, 2010

For period beginning Aug. 31, 2000, through Aug. 31, 2010	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$17,400
Delaware National High-Yield
Municipal Bond Fund — Class A Shares	$9,550	$16,239

The chart assumes $10,000 invested in the Fund on Aug. 31, 2000, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 14 through 17.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2000.

The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses
For the six-month period March 1, 2010 to August 31, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2010 to August 31, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,059.10	0.80%	$4.15
Class B	1,000.00	1,055.20	1.56%	8.08
Class C	1,000.00	1,055.10	1.56%	8.08
Institutional Class	1,000.00	1,061.00	0.56%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,017.34	1.56%	7.93
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,049.80	0.75%	$3.87
Class B	1,000.00	1,045.40	1.60%	8.25
Class C	1,000.00	1,046.20	1.60%	8.25
Institutional Class	1,000.00	1,050.30	0.60%	3.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,081.80	0.85%	$4.46
Class B	1,000.00	1,077.70	1.60%	8.38
Class C	1,000.00	1,077.50	1.60%	8.38
Institutional Class	1,000.00	1,082.50	0.60%	3.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*“Expenses Paid During Period” are equal to Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocations
Delaware Tax-Free USA Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.93%
Corporate Revenue Bonds	19.29%
Education Revenue Bonds	9.51%
Electric Revenue Bonds	3.32%
Healthcare Revenue Bonds	10.68%
Housing Revenue Bonds	0.86%
Lease Revenue Bonds	3.22%
Local General Obligation Bonds	4.52%
Pre-Refunded/Escrowed to Maturity Bonds	17.36%
Special Tax Revenue Bonds	12.97%
State General Obligation Bonds	5.04%
Transportation Revenue Bonds	9.04%
Water & Sewer Revenue Bonds	3.12%
Short-Term Investment	0.32%
Total Value of Securities	99.25%
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%

Sector allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.31%
Corporate Revenue Bonds	8.54%
Education Revenue Bonds	5.90%
Electric Revenue Bonds	4.23%
Healthcare Revenue Bonds	10.30%
Housing Revenue Bonds	1.03%
Lease Revenue Bonds	1.78%
Local General Obligation Bonds	6.67%
Pre-Refunded/Escrowed to Maturity Bonds	5.07%
Resource Recovery Revenue Bonds	0.17%
Special Tax Revenue Bonds	11.61%
State General Obligation Bonds	23.24%
Transportation Revenue Bonds	12.96%
Water & Sewer Revenue Bonds	6.81%
Short-Term Investments	0.70%
Total Value of Securities	99.01%
Receivables and Other Assets Net of Liabilities	0.99%
Total Net Assets	100.00%

Delaware National High-Yield Municipal Bond Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.60%
Corporate Revenue Bonds	18.02%
Education Revenue Bonds	19.06%
Electric Revenue Bonds	2.87%
Healthcare Revenue Bonds	25.05%
Housing Revenue Bond	0.51%
Lease Revenue Bonds	4.83%
Local General Obligation Bonds	0.32%
Pre-Refunded/Escrowed to Maturity Bonds	0.57%
Special Tax Revenue Bonds	13.47%
State General Obligation Bonds	3.78%
Transportation Revenue Bonds	7.12%
Short-Term Investments	1.29%
Total Value of Securities	96.89%
Receivables and Other Assets Net of Liabilities	3.11%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	August 31, 2010

		Principal amount	Value
Municipal Bonds – 98.93%
Corporate Revenue Bonds – 19.29%
	Alliance Airport Authority, Texas Special Facilities Revenue
	(American Airlines Project) Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,699,155
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue
	(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	2,013,623
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,205,340
	•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,476,055
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2 5.875% 6/1/47	14,405,000	10,518,964
	Clayton County, Georgia Development Authority Special Facilities
	Revenue (Delta Airlines) Series B 9.00% 6/1/35 (AMT)	3,800,000	4,095,602
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,659,608
•	Gulf Coast Waste Disposal Authority Texas Environmental
	Facilities Revenue (BP Products North America)
	2.30% 1/1/26	720,000	700,099
	2.30% 1/1/42	1,445,000	1,405,060
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue
	(Deer Park Refining Project) 5.00% 2/1/23	2,880,000	3,089,606
	Hawaii State Department Budget &
	Finance Special Purpose Revenue (Hawaiian
	Electric Co. Subsidiary) 6.50% 7/1/39	5,350,000	5,961,398
	Indiana State Finance Authority Environmental Revenue
	(U.S. Steel Corp. Project) 6.00% 12/1/26	2,610,000	2,774,639
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	2,750,000	2,956,965
	Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,999,820
	Iowa Finance Authority Pollution Control Facility Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,972,623
	Louisiana Local Government Environmental Facilities &
	Community Development Authority Revenue
	(Westlake Chemical Corp.) Series A 6.50% 8/1/29	4,855,000	5,074,397
	Mason County, West Virginia Pollution Control Revenue
	(Appalachian Power Co. Project)
	Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,037,980

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
	Mississippi Business Finance Corporation Pollution Control
	Revenue (System Energy Resources, Inc. Project)
	5.90% 5/1/22	$3,000,000	$3,000,210
	Missouri State Environmental Improvement & Energy
	Resource Authority Pollution Control
	Revenue Refunding (St. Joseph Light & Power Co. Project)
	5.85% 2/1/13 (AMBAC)	2,200,000	2,206,116
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.) Series B
	4.875% 6/1/34	4,750,000	5,147,955
	M-S-R Energy Authority, California Gas Revenue Series A
	6.125% 11/1/29	1,915,000	2,125,650
	6.50% 11/1/39	3,915,000	4,562,815
	New Jersey Economic Development Authority
	Special Facility Revenue (Continental Airlines, Inc. Project)
	6.25% 9/15/29 (AMT)	2,000,000	1,942,800
•	New York City, New York Industrial Development Agency
	Special Facilities Revenue (American Airlines -
	JFK International Airport)
	7.625% 8/1/25 (AMT)	4,620,000	4,847,627
	7.75% 8/1/31 (AMT)	2,000,000	2,110,560
	New York Liberty Development Corporation Revenue
	Second Priority (Bank of America Tower)
	Class 2 5.625% 7/15/47	6,000,000	6,247,380
	Nez Perce County, Idaho Pollution Control Revenue
	(Potlatch Corp. Project) 6.00% 10/1/24	1,250,000	1,236,713
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy Generation)
	Series A 5.70% 8/1/20	4,750,000	5,372,250
	Owen County, Kentucky Waterworks System Revenue
	(American Water Co.) Series B 5.625% 9/1/39	3,300,000	3,474,900
	Pennsylvania Economic Development Financing Authority
	Exempt Facilities Revenue (Allegheny Energy Supply Co.)
	7.00% 7/15/39	6,340,000	7,268,557
	Petersburg, Indiana Pollution Control Revenue (Indianapolis
	Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,138,200
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco Corp.
	Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,976,720

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Richmond County, Georgia Development Authority
Environmental Improvement Revenue (International
Paper Co.) Series B 5.95% 11/15/25 (AMT)	$5,000,000	$5,094,450
South Carolina Jobs-Economic Development Authority
Industrial Revenue (South Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	504,480
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	483,365
Sweetwater County, Wyoming Solid Waste Disposal Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	3,263,910
		120,645,592
Education Revenue Bonds – 9.51%
Amherst, New York Industrial Development Agency Civic
Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,316,250
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	5,509,119
Broward County, Florida Educational Facilities Authority Revenue
(Nova Southeastern Project) 5.25% 4/1/27 (RADIAN)	1,000,000	1,001,310
California Statewide Communities Development Authority School
Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	5,160,000	5,269,082
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	3,403,774
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,478,380
Gainesville, Georgia Redevelopment Authority Educational Facilities
Revenue (Riverside Military Academy Project) 5.125% 3/1/37	3,735,000	2,703,654
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,252,080
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	5,285,620
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,373,447
Michigan Finance Authority Educational Facilities Revenue
Senior (Saint Catherine Siena) Series A
8.00% 10/1/30	2,315,000	2,325,093
8.50% 10/1/45	1,000,000	1,013,100

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Revenue (Washington University) Series A 5.375% 3/15/39	$5,000,000	$5,590,100
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,948,121
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,285,000	4,453,786
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,435,000	1,689,368
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,373,142
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,023,627
5.35% 6/15/32	2,300,000	1,955,897
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	505,725
		59,470,675
Electric Revenue Bonds – 3.32%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System) Series A
5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,030,300
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,038,400
Series WW 5.50% 7/1/38	2,100,000	2,225,832
Series XX 5.75% 7/1/36	10,495,000	11,397,045
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,069,690
		20,761,267
Healthcare Revenue Bonds – 10.68%
Brevard County, Florida Health Care Facilities Authority
Revenue (Heath First Inc. Project) Series B 7.00% 4/1/39	1,610,000	1,819,220
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,615,783
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center) Series A
5.50% 6/1/32	1,000,000	1,017,490

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
Senior Housing (St. Clarence - Geac) Series A 6.25% 5/1/38	$1,500,000	$1,321,755
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,280,387
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	4,000,000	4,301,320
Fairfax County, Virginia Industrial Development Authority
Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,742,400
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,020,610
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	5,500,000	6,014,414
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,005,660
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,020,780
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	4,005,458
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,639,930
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,050,639
Montana Facility Finance Authority Revenue
(Sisters Leavenworth) Series A 5.25% 1/1/40	3,750,000	4,057,238
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,500,000	3,702,300
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,947,389
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	3,260,000	3,234,702
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,124,760
^ Oregon Health Science University Revenue
(Capital Appreciation Insured)
Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,252,100

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Revenue (Hospital Auxilio
Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	$1,200,000	$1,201,788
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Healtheast Project) 6.00% 11/15/35	3,000,000	2,919,930
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	2,500,000	2,506,025
		66,802,078
Housing Revenue Bonds – 0.86%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	285,000	285,168
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	699,951
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,140
Missouri State Housing Development Commission Mortgage
Revenue Single Family Homeowner Loan A 5.20% 9/1/33
(GNMA) (FNMA) (AMT)	170,000	171,637
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,464,202
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	510,695
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	85,000	88,675
Series E 6.95% 1/1/26 (GNMA) (FNMA)	95,000	96,677
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	105,000	106,110
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	815,000	816,345
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	130,000	130,350
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (AGM) (AMT)	500,000	506,030
		5,375,980

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.22%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	$2,045,000	$2,111,422
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,429,487
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,253,072
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	905,000	907,896
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,990,000	1,993,184
Loudoun County, Virginia Industrial Development Authority Public
Safety Facility Lease Revenue Series A 5.25% 12/15/23 (AGM)	700,000	789,691
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,534,962
5.625% 12/1/28	2,430,000	2,534,247
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	611,510
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	505,090
Puerto Rico Commonwealth Industrial Development Company
General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,001,650
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series F 5.25% 7/1/25	930,000	1,006,939
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,439,531
		20,118,681
Local General Obligation Bonds – 4.52%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,202,920
Los Angeles, California Unified School District Election of 2005
Series F 5.00% 1/1/34	6,180,000	6,497,096
Melrose Park, Illinois Tax Increment
Series B 6.00% 12/15/19 (AGM)	1,250,000	1,266,300

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series I 5.125% 3/1/23	$5,875,000	$6,366,091
Series I-1 5.375% 4/1/36	5,000,000	5,539,200
Series J 5.25% 6/1/28	2,055,000	2,218,599
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,164,980
		28,255,186
§Pre-Refunded/Escrowed to Maturity Bonds – 17.36%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	495,770
Deschutes County, Oregon Hospital Facilities Authority Hospital
Revenue (Cascade Health Services) 5.60% 1/1/32-12	1,250,000	1,337,300
Duluth, Minnesota Economic Development Authority Health
Care Facilities Revenue (Benedictine Health System -
St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,631,880
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Series B 5.625% 6/1/38-13	7,500,000	8,528,100
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance) 6.10% 3/1/16	1,225,000	1,110,144
Henrico County, Virginia Economic Development Authority
Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	144,615
Highlands County, Florida Health Facilities Authority
(Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,613,640
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,538,400
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,285,060
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	1,880,000	2,006,148
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland College
Park Project) 5.625% 6/1/35-13	1,125,000	1,284,098
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,217,540

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(Stevens Institute of Technology) Series B 5.25% 7/1/24-14	$2,085,000	$2,445,351
New Jersey State Highway Authority Garden State Parkway
General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,813,600
5.50% 1/1/15 (FGIC)	7,310,000	8,751,313
5.50% 1/1/16 (FGIC)	1,000,000	1,220,040
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,280,469
North Carolina Medical Care Commission Hospital Revenue
(Northeast Medical Center Project) 5.125% 11/1/34-14	1,250,000	1,470,200
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	18,050,275
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,372,640
Payne County, Oklahoma Economic Development Authority
Student Housing Revenue (Collegiate Housing Foundation -
Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,183,280
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42-13	525,000	592,888
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,602,820
Series NN 5.125% 7/1/29-13	1,105,000	1,251,777
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series I 5.25% 7/1/33-14	175,000	204,376
• Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A 5.00% 8/1/39-11	4,000,000	4,174,800
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (AGM)	10,000,000	10,646,399
St. Louis, Missouri Airport Revenue (Capital Improvement
Project) Series A 5.375% 7/1/21-12 (NATL-RE)	1,635,000	1,781,055
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,730,970
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	645,000	781,540
		108,546,488

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 12.97%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	$8,230,000	$8,999,176
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	3,130,000	3,752,056
Florida Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,815
Henderson, Nevada Local Improvement
Districts #T-18 5.30% 9/1/35	2,315,000	1,142,013
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,241,112
Jacksonville, Florida Excise Tax Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,056,000
Lammersville, California School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,636,435
Manchester, Missouri Tax Increment & Transportation Revenue
(Highway 141/Manchester Road Project) 6.875% 11/1/39	3,120,000	3,216,845
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	848,520
5.125% 1/1/37	1,500,000	848,490
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	507,690
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	1,030,000	1,034,491
Missouri State Highways & Transportation Commission State
Road Revenue Series B 5.00% 5/1/24	9,000,000	10,460,430
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.50% 6/15/31	1,000,000	988,200
5.75% 6/15/34	1,935,000	1,915,011
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	5,314,400
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,116,150

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority State Personal Income
Tax Revenue
Series A 5.00% 3/15/38	$4,545,000	$4,899,919
Series B 5.25% 3/15/38	6,000,000	6,640,800
Puerto Rico Sales Tax Financing Corporation Sales
Corporation Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	9,315,645
Series A 5.75% 8/1/37	5,000,000	5,359,800
Series A 6.00% 8/1/39	3,530,000	3,907,957
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,157,500
^ Wyandotte County/Kansas City, Kansas Unified Government
Special Obligation Revenue (Capital Appreciation-Sales Tax)
Subordinate Lien 6.07% 6/1/21	5,230,000	3,031,465
		81,087,920
State General Obligation Bonds – 5.04%
California State
6.00% 4/1/38	4,060,000	4,533,883
6.50% 4/1/33	2,570,000	3,017,488
Guam Government Series A 7.00% 11/15/39	4,295,000	4,810,056
Maryland State & Local Facilities Land Capital Improvement
Second Series 5.00% 8/1/16	4,000,000	4,842,200
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	4,415,000	4,435,265
5.25% 7/1/23	500,000	516,415
5.50% 7/1/19 (NATL-RE)	5,000,000	5,674,651
Series C 6.00% 7/1/39	3,370,000	3,658,101
		31,488,059
Transportation Revenue Bonds – 9.04%
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F-1 5.625% 4/1/44	4,265,000	4,805,418
Branson, Missouri Regional Airport Transportation
Development District Revenue (Branson Airport Project)
Series B 6.00% 7/1/37 (AMT)	1,500,000	861,990
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,515,660

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	$5,075,000	$5,329,461
New York State Thruway Authority General Revenue Series H
5.00% 1/1/19 (NATL-RE)	6,240,000	7,263,235
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,807,346
•Series E-3 5.75% 1/1/38	4,320,000	5,003,942
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,961,874
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	6,500,000	7,150,715
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,546,780
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure) 7.00% 6/30/40	5,715,000	6,245,295
(Mobility Partners) 6.875% 12/31/39	5,500,000	6,037,350
		56,529,066
Water & Sewer Revenue Bonds – 3.12%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,284,904
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,613,120
Series A 5.25% 6/15/34	3,705,000	3,928,115
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (AGM)	1,000,000	1,233,500
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	511,046
West Virginia State Water Development Authority Revenue
(Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,921,848
		19,492,533

Total Municipal Bonds (cost $575,301,239)		618,573,525

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Short-Term Investment – 0.32%
Variable Rate Demand Note – 0.32%
• Minneapolis & St. Paul, Minnesota Housing & Redevelopment
Authority Health Care Revenue (Allina Health System)
Series B-2 0.25% 11/15/35 (LOC–JP Morgan Chase Bank)	$2,000,000	$2,000,000
Total Short-Term Investment (cost $2,000,000)		2,000,000

Total Value of Securities – 99.25%
(cost $577,301,239)		620,573,525
Receivables and Other Assets
Net of Liabilities – 0.75%		4,666,601
Net Assets Applicable to 53,753,813
Shares Outstanding – 100.00%		$625,240,126

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($581,931,552 / 50,035,311 Shares)		$11.63
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($5,373,081 / 462,226 Shares)		$11.62
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($30,301,786 / 2,604,795 Shares)		$11.63
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($7,633,707 / 651,481 Shares)		$11.72

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$589,352,077
Undistributed net investment income		66,895
Accumulated net realized loss on investments		(7,451,132)
Net unrealized appreciation of investments		43,272,286
Total net assets		$625,240,126

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2010.
^	Zero coupon security. The rate shown is the yield at the time of purchase. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$11.63
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.18

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	August 31, 2010

		Principal amount	Value
Municipal Bonds – 98.31%
Corporate Revenue Bonds – 8.54%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,513,720
	Alliance Airport Authority, Texas Special Facilities Revenue
	(Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	2,000,000	2,017,920
•	Brazos, Texas Harbor Industrial Development Environmental
	Facilities Revenue (Dow Chemical Co. Project)
	5.90% 5/1/38 (AMT)	1,010,000	1,048,330
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	401,780
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2 5.875% 6/1/47	5,645,000	4,122,148
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,199,565
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,621,286
	Clayton County, Georgia Development Authority Special
	Facilities Revenue (Delta Air Lines) Series A 8.75% 6/1/29	1,770,000	2,004,684
•	Gulf Coast Waste Disposal Authority, Texas Environmental
	Facilities Revenue (BP Products North America)
	2.30% 1/1/26	780,000	758,441
	2.30% 1/1/42	1,500,000	1,458,540
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue (Deer Park Refining Project)
	5.00% 2/1/23	2,750,000	2,950,145
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	806,445
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,182,760
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service Co. - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	6,251,101
	Maryland Economic Development Corporation Pollution
	Control Revenue (Potomac Electric Project)
	6.20% 9/1/22	1,780,000	2,114,871

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp. Project)
	5.05% 9/1/12	$1,000,000	$1,060,110
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	5,068,440
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	2,840,000	3,077,935
	M-S-R Energy Authority, California Gas Revenue
	Series A 6.125% 11/1/29	3,640,000	4,040,400
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	6.625% 9/15/12 (AMT)	3,295,000	3,359,681
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy)
	Series A 5.70% 2/1/14	2,225,000	2,475,112
	Series A 5.70% 8/1/20	4,320,000	4,885,920
	Series C 5.625% 6/1/18	2,370,000	2,691,040
	(USX Project) 5.00% 11/1/15	1,000,000	1,043,090
•	Pennsylvania Economic Development Financing Authority
	Exempt Facilities Revenue (Exelon Generation Co.
	Project) Series A 5.00% 12/1/42	1,355,000	1,433,197
	Prattville, Alabama Industrial Development Board
	Environmental Improvement Revenue (International
	Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,075,000	1,086,868
•	Sabine, Texas River Authority Pollution Control Revenue
	(TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	955,630
	Sugar Creek, Missouri Industrial Development
	Revenue (Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	483,365
			63,112,524
Education Revenue Bonds – 5.90%
	California Municipal Finance Authority Educational Revenue
	(American Heritage Education Foundation Project) Series A
	5.25% 6/1/26	1,000,000	974,820
	California Statewide Communities Development Authority
	Student Housing Revenue (Irvine, LLC - UCI East
	Campus) 6.00% 5/15/23	3,150,000	3,439,548

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	$1,030,000	$1,032,318
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,139,061
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,797,300
Fulton County, Georgia Development Authority Revenue
(Molecular Science Building Project) 5.25% 5/1/21 (NATL-RE)	1,000,000	1,110,200
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	822,150
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	1,184,189
Massachusetts State Health & Educational Facilities
Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	1,005,390
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,440,924
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	524,750
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,775,579
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair Properties) 5.75% 6/1/31	2,500,000	2,635,200
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,061,500
(Non State Supported Debt - Rockefeller University) Series A
5.00% 7/1/27	1,055,000	1,218,071
5.00% 7/1/41	8,070,000	8,910,329
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,049,630
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	362,212
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	180,000	199,913
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,876,300
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	231,347

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	$1,065,000	$1,109,975
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,347,375
5.00% 6/1/21	1,250,000	1,341,925
		43,590,006
Electric Revenue Bonds – 4.23%
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,172,780
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	587,712
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	2,500,000	2,562,325
Series XX 5.75% 7/1/36	13,000,000	14,117,350
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,358,520
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21 (AGM)	1,000,000	1,087,250
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	110,000	110,000
(Subordinated Lien - Transmission)
5.00% 9/1/27	1,000,000	1,107,840
5.00% 9/1/28	2,000,000	2,198,120
Turlock, California Irrigation District Revenue
Series A 5.00% 1/1/30	1,000,000	1,069,960
Vernon, California Electric System Revenue
Series A 5.125% 8/1/21	4,500,000	4,868,325
		31,240,182
Healthcare Revenue Bonds – 10.30%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical Center)
Series A 5.00% 9/1/14	4,000,000	4,540,880
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,753,656
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,615,783

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Certificates of
Participation (Community Hospitals Center)
5.25% 2/1/24	$1,350,000	$1,373,828
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,067,144
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (St. Francis
Medical Center) Series A 5.50% 6/1/34	640,000	654,278
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	668,840
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Social Ministries)
6.25% 1/1/24	2,625,000	2,831,325
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health System) Series A 6.00% 1/1/21	1,000,000	1,108,740
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	4,500,000	4,908,600
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,939,521
Lycoming County, Pennsylvania Authority Health System
Revenue (Susquehanna Health System Project) Series A
5.50% 7/1/28	2,500,000	2,608,150
Maryland State Health & Higher Education Facilities
Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	864,086
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	508,615
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	2,167,197
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,407,843
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,383,254
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,174,536
5.00% 8/1/18	2,500,000	2,708,175

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State
Supported Debt (North Shore LI Jewish Health System)
Series A 5.50% 5/1/30	$1,700,000	$1,822,043
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,147,460
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	773,947
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,303,780
5.00% 1/1/18	1,000,000	1,160,710
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	3,065,000	3,360,313
South Carolina Jobs-Economic Development Authority
Hospital Revenue (Palmetto Health) 5.50% 8/1/26	5,000,000	5,223,199
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,733,282
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,306,620
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,012,800
		76,128,605
Housing Revenue Bonds – 1.03%
California Housing Finance Agency Revenue
(Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,670,000	2,830,547
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,753,327
		7,583,874
Lease Revenue Bonds – 1.78%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,600,428
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,468
5.00% 6/1/21 (AMBAC)	1,000,000	1,001,920

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	$2,860,000	$2,911,766
5.50% 10/15/18	2,050,000	2,132,451
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,086,480
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,039,560
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,214,335
		13,157,408
Local General Obligation Bonds – 6.67%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,867,150
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,154,394
Chicago, Illinois Project & Refunding
Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,978,837
Dallas, Texas 5.125% 2/15/15	3,000,000	3,532,200
Fairfax County, Virginia Refunding & Public Improvement
5.25% 4/1/14	3,500,000	4,080,160
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,059,610
5.00% 2/1/21	4,975,000	6,187,806
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,991,280
Lansing, Michigan Community College (College Building & Site)
5.00% 5/1/21 (NATL-RE)	1,325,000	1,455,884
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,150,979
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,235,140
5.00% 7/1/31 (AMBAC)	2,825,000	2,963,792
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,120,340

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series A-1 5.00% 8/1/19	$3,500,000	$4,134,655
Series G 5.25% 8/1/15	1,000,000	1,135,240
Series I 5.00% 8/1/21	1,000,000	1,125,650
Series J 5.50% 6/1/23	100,000	110,190
		49,283,307
§Pre-Refunded/Escrowed to Maturity Bonds – 5.07%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,121,920
California State Economic Recovery Series A 5.25% 7/1/14	225,000	264,355
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,238,365
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,157,970
5.50% 2/15/23-14	1,000,000	1,166,500
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	827,648
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,144,800
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	805,305
Miami-Dade County, Florida Educational Facilities Authority
Revenue (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	3,500,000	4,010,859
Michigan State Building Authority Revenue
(Facilities Program) Series I
5.00% 10/15/24-11	140,000	147,396
5.50% 10/15/18-11	125,000	132,304
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	558,675
New Jersey State Educational Facilities Authority Revenue
(Georgian Court College Project) Series C 6.50% 7/1/33-13	500,000	584,835
New Jersey State Transportation Trust Fund Authority
(Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,938,629
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,025,991

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care System,
Inc. Project) 6.00% 9/1/23-13	$1,000,000	$1,153,450
• Ohio State Higher Educational Facility Revenue Adjustable
Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,119,060
Ohio State University General Receipts (Ohio State
University) Series B 5.25% 6/1/21-13	820,000	927,256
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,614,509
Pennsylvania State Higher Educational Facilities
Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,090,180
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,175,620
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,354,560
• Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 5.00% 8/1/39-11	4,500,000	4,696,650
Southcentral, Pennsylvania General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	859,565
5.625% 5/15/26	180,000	187,848
University of California Revenue
Series A 5.125% 5/15/20-13 (AMBAC)	40,000	44,764
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,078,120
Virginia State Resource Authority Clean Water Revenue
(State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,004,840
		37,431,974
Resource Recovery Revenue Bonds – 0.17%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,300,000	1,258,088
		1,258,088
Special Tax Revenue Bonds – 11.61%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,147,836
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,014,029

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	California State Economic Recovery Series A
	5.25% 7/1/14	$775,000	$895,234
	5.25% 7/1/21	2,740,000	3,284,548
	Casa Grande, Arizona Excise Tax Revenue
	5.00% 4/1/22 (AMBAC)	1,600,000	1,683,152
	Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,513,256
	Dallas, Texas Convention Center Hotel Development
	Revenue Series A
	5.00% 1/1/24	3,420,000	3,614,222
	5.25% 1/1/23	5,375,000	5,844,883
	Guam Government Limited Obligation Revenue
	(Section 30) Series A
	5.375% 12/1/24	1,750,000	1,867,425
	5.625% 12/1/29	1,185,000	1,259,963
	Hampton, Virginia Convention Center Revenue
	5.25% 1/15/23 (AMBAC)	1,000,000	1,075,780
	Louisiana State Citizens Property Insurance Corporation
	Assessment Revenue Series C-2
	6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,293,000
	Metropolitan Pier & Exposition Authority, Illinois Dedicate
	State Tax Revenue (McCormick Place Expansion Project)
	Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,027,920
	Middlesex County, New Jersey Improvement Authority
	Senior Revenue (Heldrich Center Hotel/Conference
	Project) Series A 5.00% 1/1/32	1,000,000	565,680
@	Modesto, California Special Tax Community Facilities
	District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,193,880
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax)
	5.00% 6/15/11 (FGIC)	2,750,000	2,789,408
	5.50% 6/15/31	1,000,000	988,200
	5.625% 6/15/18	1,000,000	1,000,430
•	New York City, New York Transitional Finance Authority
	Revenue Refunding - Future Tax Secured
	Series A 5.50% 11/1/26	1,000,000	1,054,670
	New York State Local Government Assistance Corporation
	Refunding Subordinate Lien Series A 5.00% 4/1/20	3,360,000	4,097,419
	New York State Urban Development Corporation Revenue
	(State Personal Income Tax) Series A-1 5.00% 12/15/28	4,000,000	4,478,640

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Oregon Department of Administrative Services Lottery
Revenue Series A 5.25% 4/1/26	$2,000,000	$2,337,420
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A
5.25% 8/1/27	6,685,000	7,274,950
6.125% 8/1/29	2,500,000	2,651,600
Series C 6.50% 8/1/35	6,500,000	7,474,284
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	1,000,000	922,650
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	245,393
Series B 5.375% 11/1/23	1,000,000	960,270
Virgin Islands Public Finance Authority Revenue (Senior
Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,875,232
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	5,094,858
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation-Sales Tax - Subordinate Lien)
6.07% 6/1/21	5,230,000	3,031,465
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,500,000	1,574,655
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,664,561
		85,796,913
State General Obligation Bonds – 23.24%
California State 5.25% 11/1/17	1,000,000	1,109,720
California State Various Purpose
5.00% 10/1/18	5,000,000	5,824,100
6.50% 4/1/33	4,500,000	5,283,540
California Statewide Communities Development Authority
Revenue (Purchase Proposition 1A Receivables Program)
5.00% 6/15/13	2,690,000	2,963,089
Connecticut State Economic Recovery Series A
5.00% 1/1/16	4,700,000	5,583,835

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State Series C 5.00% 11/1/24	$2,000,000	$2,347,520
Georgia State
5.00% 8/1/12	3,125,000	3,406,563
5.00% 7/1/17	4,810,000	5,885,420
Series D 5.00% 7/1/11	6,865,000	7,137,746
Guam Government Series A 7.00% 11/15/39	1,560,000	1,747,075
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,732,046
Maryland State 5.00% 8/1/17	1,500,000	1,798,890
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,372,148
Second Series 5.00% 7/15/14	975,000	1,138,137
Series B 5.00% 3/1/21	7,700,000	9,487,246
Series C 5.00% 11/1/17	2,750,000	3,386,103
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,687,600
Series C 5.50% 11/1/15	4,090,000	4,968,655
Minnesota State 5.00% 6/1/14	900,000	1,045,890
Minnesota State Various Purpose Series A 5.00% 8/1/19	8,020,000	10,004,789
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,882,641
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,284,160
5.00% 3/1/15	1,200,000	1,416,264
North Carolina State Refunding
Series A 5.00% 3/1/16	6,000,000	7,202,579
Series B 5.00% 4/1/15	4,000,000	4,730,760
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,218,975
Series D 5.00% 9/15/14	3,500,000	4,085,515
Pennsylvania State
5.50% 2/1/13	3,200,000	3,591,680
Second Series 5.00% 7/1/20	2,300,000	2,840,247
Second Series A
5.00% 8/1/13	4,000,000	4,524,880
5.00% 5/1/21	10,000,000	12,216,399
Puerto Rico Commonwealth Government Development Bank
4.75% 12/1/15 (NATL-RE)	4,765,000	4,975,041

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	$2,110,000	$2,395,209
5.25% 7/1/22	3,470,000	3,595,267
5.25% 7/1/23	1,125,000	1,161,934
5.50% 7/1/17	4,415,000	4,954,425
• Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,040,930
• Puerto Rico Public Finance Corporation Commonwealth
Appropriation (LOC-Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,040,480
Virginia State
5.00% 6/1/23	2,000,000	2,349,760
Series D 5.00% 6/1/19	5,715,000	7,121,690
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,198,790
		171,737,738
Transportation Revenue Bonds – 12.96%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	3,895,000	4,222,219
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,646,059
5.00% 7/1/15	750,000	863,265
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,077,830
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	755,616
5.00% 11/1/23	750,000	828,375
5.00% 11/1/24	400,000	439,284
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,225,971
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,470,000	2,597,057
Massachusetts State Department of Transportation Metro
Highway System Revenue Series B 5.00% 1/1/27	8,080,000	8,882,181

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	$2,500,000	$2,943,725
Series C 6.50% 11/15/28	2,860,000	3,435,546
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A
5.00% 10/1/30	6,000,000	6,564,060
5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,087,540
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien
5.25% 5/1/23	1,940,000	2,260,236
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,699,102
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,615,643
•Series E-3 5.75% 1/1/38	2,470,000	2,861,050
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,412,077
Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/26	7,500,000	8,174,475
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transportation Partners)
6.50% 1/15/30	4,440,000	4,920,763
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,571,533
(PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,204,891
5.625% 7/1/29	1,685,000	1,837,897
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,239,194
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	2,650,000	3,041,617
(Mobility Partners) 7.50% 12/31/31	3,565,000	4,102,210
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	2,033,948

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	$1,720,000	$2,079,102
•Series B-1 5.00% 11/15/25	4,000,000	4,508,600
•Series B-3 5.00% 11/15/38	1,800,000	2,095,470
Virginia Port Authority Commonwealth Port Fund Revenue
Resolution 5.00% 7/1/12 (AMT)	500,000	535,620
		95,762,156
Water & Sewer Revenue Bonds – 6.81%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,005,950
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,890,096
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,390,748
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,425,670
California State Department Water Resources Power
Supply Revenue Series L 5.00% 5/1/19	6,000,000	7,319,940
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,713,450
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,999,345
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,617,280
New York City, New York Municipal Water Finance
Authority Water & Sewer System
(Second General) Series FF 5.00% 6/15/31	6,500,000	7,196,735
Series B 5.00% 6/15/21 (AMBAC)	2,085,000	2,385,115
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,650,622
Series D 5.00% 9/15/23	3,360,000	3,864,202
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,869,800
		50,328,953
Total Municipal Bonds (cost $680,339,835)		726,411,728

	Principal amount	Value
Short-Term Investments – 0.70%
•Variable Rate Demand Notes – 0.70%
Harris County, Texas Cultural Education Facilities Finance
Corporation Special Facilities Revenue (Texas Medical Center)
Series B-1 0.25% 9/1/31 (LOC-JPMorgan Chase Bank)	$2,900,000	$2,900,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.25% 11/15/35
(LOC-JPMorgan Chase Bank)	1,350,000	1,350,000
Pittsburgh, Pennsylvania Water & Sewer Authority
Water & Sewer System Revenue (First Lien)
Series B2 0.26% 9/1/39 (LOC-PNC Bank N.A.)	500,000	500,000
Robbinsdale, Minnesota Revenue (North Memorial)
Series A-3 0.25% 5/1/33 (LOC-Wells Fargo Bank N.A.)	400,000	400,000
Total Short-Term Investments (cost $5,150,000)		5,150,000

Total Value of Securities – 99.01%
(cost $685,489,835)		731,561,728
Receivables and Other Assets
Net of Liabilities – 0.99%		7,322,028
Net Assets Applicable to 60,845,155
Shares Outstanding – 100.00%		$738,883,756

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($481,004,143 / 39,707,133 Shares)		$12.11
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($511,176 / 42,240 Shares)		$12.10
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($65,342,502 / 5,396,932 Shares)		$12.11
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($192,025,935 / 15,698,850 Shares)		$12.23

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$698,494,946
Undistributed net investment income	16,225
Accumulated net realized loss on investments	(5,699,308)
Net unrealized appreciation of investments	46,071,893
Total net assets	$738,883,756

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.
@	Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $2,399,543, which represented 0.32% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$12.11
Sales charge (2.75% of offering price) (B)	0.34
Offering price	$12.45

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Delaware National High-Yield Municipal Bond Fund	August 31, 2010

		Principal amount	Value
Municipal Bonds – 95.60%
Corporate Revenue Bonds – 18.02%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp.) 6.875% 5/1/30	$1,000,000	$1,103,920
•	Beaver County, Pennsylvania Industrial Development
	Authority Pollution Control Revenue (First Energy
	General Corp. Project) Series C 7.125% 6/1/28 (AMT)	1,000,000	1,039,640
•	Brazos, Texas Harbor Industrial Development Environmental
	Facilities Revenue (Dow Chemical Co. Project)
	5.90% 5/1/38 (AMT)	190,000	197,211
•	Brazos, Texas River Authority Pollution Control Revenue
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	421,730
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2
	5.875% 6/1/47	1,500,000	1,095,345
	6.50% 6/1/47	1,000,000	801,430
	Cass County, Texas Industrial Development Corporation
	Environmental Improvement Revenue (International
	Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,018,240
	Clayton County, Georgia Development Authority Special
	Facilities Revenue (Delta Airlines) Series B
	9.00% 6/1/35 (AMT)	1,000,000	1,077,790
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	750,000	734,340
	Columbus County, North Carolina Industrial Facilities &
	Pollution Control Financing (International Paper Co. Project)
	Series A 5.70% 5/1/34	1,000,000	1,050,720
	De Soto Parish, Louisiana Environmental Improvement
	Revenue (International Paper Co. Project) Series A
	6.35% 2/1/25 (AMT)	1,650,000	1,675,558
	Golden State, California Tobacco Securitization Settlement
	Revenue Refunding Asset-Backed Senior Series A-1
	5.75% 6/1/47	4,400,000	3,295,907
	Gulf Coast, Texas Waste Disposal Authority Revenue
	(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,014,800
•	Gulf Coast, Texas Waste Disposal Authority Texas Environmental
	Facilities Revenue (BP Products North America)
	2.30% 1/1/26	285,000	277,123
	2.30% 1/1/42	550,000	534,798

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Hawaii State Department Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Subsidiary)
6.50% 7/1/39	$970,000	$1,080,852
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp.) 6.00% 12/1/26	1,000,000	1,063,080
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A 6.50% 8/1/29	1,500,000	1,567,785
Michigan Tobacco Settlement Finance Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	422,832
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	900,000	900,063
M-S-R Energy Authority, California Gas Revenue Series C
6.50% 11/1/39	1,000,000	1,165,470
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.40% 9/15/23 (AMT)	1,000,000	987,810
• New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	1,000,000	1,055,280
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	860,160
New York Liberty Development Corporation Revenue
Second Priority (Bank of America Tower) Class Z
5.625% 7/15/47	2,000,000	2,082,460
Ohio County, Kentucky Pollution Control Revenue (Big
Rivers Electric Corp. Project) Series A 6.00% 7/15/31	1,250,000	1,306,713
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,000,000	1,146,460
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,027,640
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	496,120
Salt Verde Financial Corporation, Arizona Gas Revenue
Senior 5.00% 12/1/37	1,000,000	954,150

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
St. John Baptist Parish, Louisiana Revenue (Marathon Oil Corp.)
Series A 5.125% 6/1/37	$1,000,000	$1,001,950
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	483,365
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,004,280
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project) Series C
6.375% 11/15/32 (AMT)	1,000,000	1,005,100
		34,950,122
Education Revenue Bonds – 19.06%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,277,625
California Statewide Communities Development Authority
Revenue (California Baptist University Project) Series A
5.50% 11/1/38	1,000,000	870,290
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,022,920
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	1,001,110
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,500,000	1,450,875
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,028,070
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	1,850,000	1,339,160
Idaho Housing & Finance Association Nonprofit Facilities
Revenue (North Star Charter School Project) Series A
9.50% 7/1/39	1,000,000	1,175,480
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation – Thea Bowman Academy Charter
School) 7.00% 10/1/39	1,000,000	1,077,890
(Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,214,760

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	$1,500,000	$1,558,620
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	1,012,400
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	960,764
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,038,220
@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	503,135
Massachusetts State Health & Educational Facilities
Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	1,005,390
(Springfield College) 5.625% 10/15/40	1,000,000	1,052,760
Michigan Finance Authority Education Facilities Revenue
(St. Catherine Siena) Series A 8.50% 10/1/45	2,000,000	2,026,200
Michigan Public Education Facilities Authority Revenue
(Limited-Obligation - Landmark Academy) 7.00% 12/1/39	1,000,000	1,057,000
Minnesota State Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,007,120
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,559,084
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	764,978
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,177,260
Ohio State Higher Educational Facility Revenue (Otterbein
College Project) Series A 5.50%12/1/28	950,000	1,048,886
Oregon State Facilities Authority Revenue (College Housing
Northwest Project) Series A 5.45% 10/1/32	1,000,000	933,120
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,359,345
(Edinboro University Foundation Student Housing)
6.00% 7/1/42	1,000,000	1,035,240
•Foundation Indiana University) Series A
0.795% 7/1/39 (XLCA)	2,400,000	1,454,808

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia Charter Project)
Series A 5.75% 8/15/32	$745,000	$722,412
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,261,290
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,000,000	824,710
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series A 5.125% 9/1/40	800,000	831,416
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,324,082
		36,976,420
Electric Revenue Bonds – 2.87%
Puerto Rico Electric Power Authority Revenue Series
Series XX 5.25% 7/1/40	3,205,000	3,360,346
Series ZZ 5.25% 7/1/26	2,000,000	2,204,920
		5,565,266
Healthcare Revenue Bonds – 25.05%
Alhambra, California Revenue (Atherton Baptist Homes)
Series A 7.625% 1/1/40	1,000,000	1,073,470
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	1,007,470
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence Project)
5.875% 7/1/30	1,000,000	1,035,020
Brevard County, Florida Healthcare Facilities Authority
Health Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,000,000	1,129,950
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,046,313
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,750,000	1,794,765
California Statewide Communities Development Authority
Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	557,515

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
Senior Housing (St. Clarence - Geac) Series A
6.25% 5/1/38	$1,000,000	$881,170
Colorado Health Facilities Authority Revenue (Christian
Living Community Project) Series A 5.75% 1/1/37	500,000	454,710
Connecticut State Health & Educational Facilities Authority
Revenue (Stamford Hospital) Series I 5.00% 7/1/30	1,400,000	1,458,436
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	1,050,950
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	444,065
Franklin County, Pennsylvania Industrial Development
Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	2,000,000	2,063,839
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates Project)
Series C 7.25% 11/15/29	1,000,000	1,020,610
Hamden, Connecticut Facilities Revenue (Whitney Center
Project) Series A 7.75% 1/1/43	1,000,000	1,108,770
Hawaii Pacific Health Special Purpose Revenue Series A
5.50% 7/1/40	1,250,000	1,257,438
Hawaii State Department Budget & Finance Special
Purpose Senior Living Revenue (Craigside Project)
Series A 9.00% 11/15/44	1,000,000	1,164,200
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,184,630
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,093,530
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,002,830
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,077,710
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	733,106
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement) Series A
5.30% 12/15/26	1,000,000	966,060

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	$1,000,000	$1,003,630
Medford, Oregon Hospital Facilities Authority Revenue
(Asante Health System) Series A 5.00% 8/15/40 (AGM)	1,000,000	1,040,810
Montana Facility Finance Authority Revenue
(Sisters Leavenworth) Series A 5.25% 1/1/40	1,250,000	1,352,413
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing Care)
6.25% 2/1/35	1,500,000	1,278,600
New Jersey Health Care Facilities Financing Authority
Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	860,000	911,282
New York State Dormority Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	1,000,000	1,020,530
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.60% 10/1/36	1,000,000	960,250
Orange County, Florida Health Facilities Authority Revenue
(Orlando Regional Healthcare) Series C 5.25% 10/1/35	1,000,000	1,023,090
Oregon State Facilities Authority Revenue (Samaritan
Health Services) Series A 5.25% 10/1/40	1,000,000	1,042,090
Pennsylvania Economic Development Financing Authority
Health System Revenue (Evalbert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,102,770
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project) Series B
6.375% 11/15/30	500,000	506,370
South Carolina Jobs-Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	1,000,000	1,032,310
St. Johns County, Florida Industrial Development Authority
Revenue (Presbyterian Retirement) Series A
5.875% 8/1/40	1,000,000	1,039,160
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	1,000,000	1,027,070
St. Paul, Minnesota Housing & Redevelopment Authority
Health Care Facilities Revenue (Health Partners
Obligation Group Project) 5.25% 5/15/36	3,000,000	2,949,869

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	$1,000,000	$999,890
6.00% 11/15/35	1,340,000	1,304,235
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,046,980
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B 6.00% 8/15/39
(ASSURED GTY)	1,250,000	1,379,075
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster -
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	933,920
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Regional Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,018,090
		48,578,991
Housing Revenue Bonds – 0.51%
North Carolina Housing Finance Agency Homeownership
Revenue Series 27-A 5.55% 7/1/38 (AMT)	950,000	994,736
		994,736
Lease Revenue Bonds – 4.83%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	1,000,000	1,032,480
Guam Government Department of Education Certificates
of Participation (John F. Kennedy High School)
Series A 6.875% 12/1/40	2,000,000	2,041,260
Hudson Yards Infrastructure Corporation New York
Series A 5.00% 2/15/47	2,000,000	2,005,300
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project) Series A
5.50% 12/1/24	720,000	758,498
New York City, New York Industrial Development Agency
Revenue (Queens Baseball Stadium) 5.00% 1/1/46 (AMBAC)	1,200,000	1,125,444
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I, LLC. Project)
Series A 5.50% 7/1/28 (AMT)	905,000	819,740

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	$1,160,000	$1,100,701
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	489,270
		9,372,693
Local General Obligation Bonds – 0.32%
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	500,000	623,910
		623,910
§Pre-Refunded/Escrowed to Maturity Bonds – 0.57%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,109,250
		1,109,250
Special Tax Revenue Bonds – 13.47%
Anne Arundel County, Maryland Special Obligation
(National Business Park - North Project) 6.10% 7/1/40	1,500,000	1,533,225
Baltimore, Maryland Convention Center Hotel Revenue
Suborinated Series B 5.875% 9/1/39	1,000,000	954,050
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	1,000,000	1,093,460
Chicago, Illinois Tax Increment Allocation (Chatham Ridge
Redevelopment Project) 5.95% 12/15/12	750,000	770,055
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	796,630
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	660,000	325,585
Lancaster, California Redevelopment Agency Tax Allocation
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	571,205
Manchester, Missouri Tax Increment & Transaction Revenue
Refunding (Highway 141 Manchester Road Project)
6.875% 11/1/39	1,250,000	1,288,800
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	500,000	282,840
5.125% 1/1/37	870,000	492,124

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax) 5.75% 6/15/34	$965,000	$955,032
	New York State Local Government Assistance Refunding
	Subordinate Lien Series A 5.00% 4/1/20	1,000,000	1,219,470
	Norco, California Redevelopment Agency Tax Allocation
	(Area #1 Project) 6.00% 3/1/36	1,000,000	1,028,790
	Palm Drive Health Care District Parcel Tax Revenue
	5.25% 4/1/30	2,000,000	1,571,800
	Prescott Valley, Arizona Improvement District Special Assessment
	(Sewer Collection System Roadway Repair Project)
	7.90% 1/1/12	80,000	83,279
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue Series K 5.00% 7/1/30	1,855,000	1,893,974
	Puerto Rico Sales Tax Financing Corporation Sales
	Tax Revenue
	Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,754,245
	Series A 5.75% 8/1/37	800,000	857,568
	Series C 5.25% 8/1/41	2,000,000	2,094,399
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement (Francis
	Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,107,180
@	Southwestern Illinois Development Authority Revenue
	(Local Government Program - Collinsville Limited Project)
	5.35% 3/1/31	500,000	397,600
@	St. Joseph, Missouri Industrial Development Authority
	Tax Increment Revenue (Shoppes at North Village
	Project) Series A
	5.375% 11/1/24	1,000,000	952,740
	5.50% 11/1/27	500,000	470,840
	Virgin Islands Public Finance Authority Revenue Matching
	Fund Loan Note Senior Lien Series A 5.00% 10/1/29	2,000,000	2,065,520
	Winter Garden Village at Fowler Groves Community
	Development District, Florida Special Assessment Revenue
	5.65% 5/1/37	960,000	934,147
^	Wyandotte County, Kansas City, Kansas Unified
	Government Special Obligation Revenue (Capital
	Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	1,090,000	631,797
			26,126,355

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 3.78%
Georgia State Series I 5.00% 7/1/20	$1,000,000	$1,252,880
Guam Government Series A 6.75% 11/15/29	1,565,000	1,724,865
Minnesota State Variable Series A 5.00% 8/1/24	3,000,000	3,617,879
Puerto Rico Commonwealth Refunding
(Public Improvement) Series C 6.00% 7/1/39	675,000	732,706
		7,328,330
Transportation Revenue Bonds – 7.12%
Branson, Missouri Regional Airport Transportation
Development District (Airport Project) Series A
6.00% 7/1/37	500,000	287,330
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project) Series A
5.75% 6/1/35	1,000,000	1,050,140
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,920,000	2,092,666
Regional Transportation District Colorado Private Activity
(Denver Transit Partners) 6.00% 1/15/41	1,500,000	1,573,920
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,100,110
St. Louis, Missouri Airport Revenue (Lambert–St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,190,324
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure) 7.00% 6/30/40	4,000,000	4,371,160
(Mobility Partners) 6.875% 12/31/39	1,960,000	2,151,492
		13,817,142
Total Municipal Bonds (cost $178,639,838)		185,443,215

•Short-Term Investments – 1.29%
Variable Rate Demand Notes – 1.29%
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care System Revenue
(Allina Health System) Series B-1 0.26% 11/15/35
(LOC–JPMorgan Chase Bank)	1,000,000	1,000,000
Power County, Idaho Pollution Control Revenue (FMC Corp.
Project) 0.23% 12/1/10 (LOC–Wachovia Bank N.A.)	1,500,000	1,500,000
Total Short-Term Investments (cost $2,500,000)		2,500,000

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Total Value of Securities – 96.89%
(cost $181,139,838)	$187,943,215
Receivables and Other Assets
Net of Liabilities – 3.11%	6,027,025
Net Assets Applicable to 19,191,615
Shares Outstanding – 100.00%	$193,970,240

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($139,627,972 / 13,837,234 Shares)	$10.09
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($1,118,383 / 110,627 Shares)	$10.11
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($36,384,104 / 3,590,512 Shares)	$10.13
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($16,839,781 / 1,653,242 Shares)	$10.19

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$189,460,313
Distribution in excess of net investment income	(4,408)
Accumulated net realized loss on investments	(2,289,042)
Net unrealized appreciation of investments	6,803,377
Total net assets	$193,970,240

@	Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $2,324,315, which represented 1.20% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”
§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
XLCA – Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware National High Yield Municipal Bond Fund
Net asset value Class A (A)	$10.09
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.57

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2010

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$32,481,035	$25,730,182	$7,081,049

Expenses:
Management fees	3,233,905	2,943,847	636,119
Distribution expenses – Class A	1,363,846	1,439,108	226,838
Distribution expenses – Class B	68,261	6,793	13,590
Distribution expenses – Class C	244,252	514,771	176,573
Dividend disbursing and transfer
agent fees and expenses	413,219	546,095	94,450
Accounting and administration expenses	237,489	236,097	45,990
Registration fees	67,132	115,625	61,353
Reports and statements to shareholders	64,181	65,353	8,289
Legal fees	59,036	59,529	19,099
Audit and tax	41,852	43,665	17,979
Trustees’ fees	34,206	33,723	6,440
Due and services	23,481	19,752	7,818
Insurance fees	22,711	20,229	3,324
Pricing fees	18,935	19,170	10,383
Custodian fees	10,585	10,979	2,095
Consulting fees	8,764	8,563	1,581
Trustees’ expenses	2,565	2,398	406
	5,914,420	6,085,697	1,332,327
Less expenses absorbed or waived	(882,367)	(561,272)	(221,486)
Less waived distribution expenses – Class A	—	(716,263)	—
Less expense paid indirectly	(505)	(569)	(94)
Total operating expenses	5,031,548	4,807,593	1,110,747
Net Investment Income	27,449,487	20,922,589	5,970,302

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	5,376,303	3,101,284	1,001,919
Net change in unrealized appreciation/
depreciation of investments	33,754,276	31,454,823	13,240,902
Net Realized and Unrealized Gain
on Investments	39,130,579	34,556,107	14,242,821

Net Increase in Net Assets
Resulting from Operations	$66,580,066	$55,478,696	$20,213,123

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year Ended
	8/31/10	8/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,449,487	$24,505,230
Net realized gain (loss) on investments	5,376,303	(2,838,744)
Net change in unrealized
appreciation/depreciation of investments	33,754,276	1,152,242
Net increase in net assets resulting from operations	66,580,066	22,818,728

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(26,109,963)	(23,405,639)
Class B	(265,094)	(352,615)
Class C	(948,392)	(681,841)
Institutional Class	(126,036)	(32)
	(27,449,485)	(24,440,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	61,819,342	118,535,984
Class B	87,469	70,203
Class C	9,773,385	6,869,985
Institutional Class	10,975,123	1,022

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,870,753	12,514,345
Class B	116,921	172,056
Class C	691,115	484,088
Institutional Class	69,762	32
	97,403,870	138,647,715

	Year Ended
	8/31/10	8/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(67,005,588)	$(104,004,049)
Class B	(3,446,173)	(3,624,046)
Class C	(2,360,456)	(3,541,888)
Institutional Class	(3,613,385)	—
	(76,425,602)	(111,169,983)
Increase in net assets derived from
capital share transactions	20,978,268	27,477,732
Net Increase in Net Assets	60,108,849	25,856,333

Net Assets:
Beginning of year	565,131,277	539,274,944
End of year	$625,240,126	$565,131,277

Undistributed net investment income	$66,895	$66,893

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year Ended
	8/31/10	8/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,922,589	$15,162,112
Net realized gain (loss) on investments	3,101,284	(2,348,573)
Net change in unrealized
appreciation/depreciation of investments	31,454,823	11,254,947
Net increase in net assets resulting from operations	55,478,696	24,068,486

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,243,762)	(14,270,823)
Class B	(18,866)	(25,400)
Class C	(1,408,918)	(817,862)
Institutional Class	(2,251,043)	(26)
	(20,922,589)	(15,114,111)

Capital Share Transactions:
Proceeds from shares sold:
Class A	240,540,308	235,187,166
Class B	5,061	184,940
Class C	32,062,484	19,373,068
Institutional Class	201,735,695	1,022

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,793,891	9,817,928
Class B	12,602	18,329
Class C	1,043,543	581,579
Institutional Class	1,022,951	24
	488,216,535	265,164,056

	Year Ended
	8/31/10	8/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(257,852,688)	$(201,015,285)
Class B	(403,130)	(616,595)
Class C	(11,028,080)	(5,491,621)
Institutional Class	(15,480,558)	—
	(284,764,456)	(207,123,501)
Increase in net assets derived from
capital share transactions	203,452,079	58,040,555
Net Increase in Net Assets	238,008,186	66,994,930

Net Assets:
Beginning of year	500,875,570	433,880,640
End of year	$738,883,756	$500,875,570

Undistributed net investment income	$16,225	$16,225

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year Ended
	8/31/10	8/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,970,302	$4,135,883
Net realized gain (loss) on investments	1,001,919	(898,271)
Net change in unrealized
appreciation/depreciation of investments	13,240,902	(3,755,920)
Net increase (decrease) in net assets resulting
from operations	20,213,123	(518,308)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,828,032)	(3,657,847)
Class B	(63,201)	(110,366)
Class C	(793,575)	(335,892)
Institutional Class	(265,485)	(47)
	(5,950,293)	(4,104,152)

Capital Share Transactions:
Proceeds from shares sold:
Class A	80,165,567	12,889,514
Class B	25,758	289,157
Class C	28,127,837	2,516,187
Institutional Class	21,613,556	1,016

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,020,007	2,236,012
Class B	31,120	50,724
Class C	528,580	220,675
Institutional Class	144,889	45
	133,657,314	18,203,330

	Year Ended
	8/31/10	8/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,646,518)	$(10,110,767)
Class B	(553,592)	(1,746,311)
Class C	(2,204,078)	(1,588,149)
Institutional Class	(5,576,829)	—
	(31,981,017)	(13,445,227)
Increase in net assets derived from
capital share transactions	101,676,297	4,758,103
Net Increase in Net Assets	115,939,127	135,643

Net Assets:
Beginning of year	78,031,113	77,895,470
End of year	$193,970,240	$78,031,113

Undistributed (distributions in excess of)
net investment income	$(4,408)	$13,405

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$10.890	$10.970	$11.230	$11.570	$11.760

0.522	0.479	0.462	0.466	0.458
0.740	(0.081)	(0.260)	(0.337)	(0.186)
1.262	0.398	0.202	0.129	0.272

(0.522)	(0.478)	(0.462)	(0.469)	(0.462)
(0.522)	(0.478)	(0.462)	(0.469)	(0.462)

$11.630	$10.890	$10.970	$11.230	$11.570

11.85%	3.91%	1.82%	1.08%	2.42%

$581,931	$536,420	$510,822	$735,584	$656,813
0.80%	0.84%	0.85%	0.87%	0.86%

0.95%	0.97%	0.94%	0.95%	1.00%
4.64%	4.60%	4.13%	4.03%	3.97%

4.49%	4.47%	4.04%	3.95%	3.83%
32%	66%	28%	36%	41%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$10.880	$10.960	$11.230	$11.570	$11.760

0.437	0.399	0.378	0.378	0.370
0.740	(0.080)	(0.270)	(0.337)	(0.186)
1.177	0.319	0.108	0.041	0.184

(0.437)	(0.399)	(0.378)	(0.381)	(0.374)
(0.437)	(0.399)	(0.378)	(0.381)	(0.374)

$11.620	$10.880	$10.960	$11.230	$11.570

11.01%	3.13%	0.96%	0.32%	1.63%

$5,373	$8,168	$11,812	$17,286	$22,189
1.56%	1.60%	1.61%	1.63%	1.63%

1.71%	1.73%	1.70%	1.71%	1.73%
3.88%	3.84%	3.37%	3.27%	3.20%

3.73%	3.71%	3.28%	3.19%	3.10%
32%	66%	28%	36%	41%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$10.890	$10.970	$11.230	$11.570	$11.760

0.437	0.399	0.377	0.378	0.370
0.740	(0.080)	(0.260)	(0.337)	(0.186)
1.177	0.319	0.117	0.041	0.184

(0.437)	(0.399)	(0.377)	(0.381)	(0.374)
(0.437)	(0.399)	(0.377)	(0.381)	(0.374)

$11.630	$10.890	$10.970	$11.230	$11.570

11.00%	3.13%	0.96%	0.41%	1.63%

$30,302	$20,542	$16,641	$16,871	$15,110
1.56%	1.60%	1.61%	1.63%	1.63%

1.71%	1.73%	1.70%	1.71%	1.73%
3.88%	3.84%	3.37%	3.27%	3.20%

3.73%	3.71%	3.28%	3.19%	3.10%
32%	66%	28%	36%	41%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		12/31/081
	Year Ended	to
	8/31/10	8/31/09
Net asset value, beginning of period	$10.890	$10.020

Income from investment operations:
Net investment income	0.549	0.322
Net realized and unrealized gain on investments	0.830	0.870
Total from investment operations	1.379	1.192

Less dividends and distributions from:
Net investment income	(0.549)	(0.322)
Total dividends and distributions	(0.549)	(0.322)

Net asset value, end of period	$11.720	$10.890

Total return2	12.84%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,634	$1
Ratio of expenses to average net assets	0.56%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.71%	0.73%
Ratio of net investment income to average net assets	4.88%	4.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.73%	4.71%
Portfolio turnover	32%	66%	3

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3 Portfolio turnover is representative of the Fund for the entire year.

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$11.460	$11.250	$11.210	$11.470	$11.610

0.423	0.388	0.383	0.414	0.408
0.650	0.210	0.041	(0.260)	(0.140)
1.073	0.598	0.424	0.154	0.268

(0.423)	(0.388)	(0.384)	(0.414)	(0.408)
(0.423)	(0.388)	(0.384)	(0.414)	(0.408)

$12.110	$11.460	$11.250	$11.210	$11.470

9.53%	5.49%	3.83%	1.34%	2.38%

$481,004	$459,782	$407,729	$306,215	$204,525
0.75%	0.75%	0.75%	0.76%	0.75%

1.00%	1.03%	1.03%	1.03%	1.07%
3.59%	3.51%	3.38%	3.60%	3.56%

3.34%	3.23%	3.10%	3.33%	3.24%
27%	47%	28%	40%	37%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$11.450	$11.240	$11.200	$11.460	$11.610

0.324	0.294	0.287	0.317	0.311
0.650	0.210	0.041	(0.260)	(0.150)
0.974	0.504	0.328	0.057	0.161

(0.324)	(0.294)	(0.288)	(0.317)	(0.311)
(0.324)	(0.294)	(0.288)	(0.317)	(0.311)

$12.100	$11.450	$11.240	$11.200	$11.460

8.62%	4.61%	2.95%	0.48%	1.43%

$511	$861	$1,272	$1,786	$2,413
1.60%	1.60%	1.60%	1.61%	1.60%

1.70%	1.73%	1.73%	1.73%	1.77%
2.74%	2.66%	2.53%	2.75%	2.71%

2.64%	2.53%	2.40%	2.63%	2.54%
27%	47%	28%	40%	37%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$11.450	$11.240	$11.200	$11.470	$11.610

0.323	0.294	0.287	0.317	0.311
0.660	0.210	0.041	(0.270)	(0.140)
0.983	0.504	0.328	0.047	0.171

(0.323)	(0.294)	(0.288)	(0.317)	(0.311)
(0.323)	(0.294)	(0.288)	(0.317)	(0.311)

$12.110	$11.450	$11.240	$11.200	$11.470

8.70%	4.60%	2.95%	0.39%	1.52%

$65,343	$40,232	$24,880	$28,237	$28,004
1.60%	1.60%	1.60%	1.61%	1.60%

1.70%	1.73%	1.73%	1.73%	1.77%
2.74%	2.66%	2.53%	2.75%	2.71%

2.64%	2.53%	2.40%	2.63%	2.54%
27%	47%	28%	40%	37%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		12/31/081
	Year Ended	to
	8/31/10	8/31/09
Net asset value, beginning of period	$11.460	$10.800

Income from investment operations:
Net investment income	0.424	0.269
Net realized and unrealized gain on investments	0.770	0.660
Total from investment operations	1.194	0.929

Less dividends and distributions from:
Net investment income	(0.424)	(0.269)
Total dividends and distributions	(0.424)	(0.269)

Net asset value, end of period	$12.230	$11.460

Total return2	10.62%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,026	$1
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.70%	0.73%
Ratio of net investment income to average net assets	3.74%	3.65%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.64%	3.52%
Portfolio turnover	27%	47%	3

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Portfolio turnover is representative of the Fund for the entire year.

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$8.920	$9.510	$10.030	$10.320	$10.380

0.513	0.505	0.484	0.482	0.477
1.169	(0.595)	(0.520)	(0.290)	(0.060)
1.682	(0.090)	(0.036)	0.192	0.417

(0.512)	(0.500)	(0.484)	(0.482)	(0.477)
(0.512)	(0.500)	(0.484)	(0.482)	(0.477)

$10.090	$8.920	$9.510	$10.030	$10.320

19.29%	(0.38% )	(0.37% )	1.82%	4.15%

$139,628	$68,812	$67,762	$65,143	$68,663
0.85%	0.90%	0.90%	0.91%	0.90%

1.04%	1.08%	1.04%	1.03%	1.02%
5.24%	6.06%	4.94%	4.66%	4.66%

5.05%	5.88%	4.80%	4.54%	4.54%
37%	67%	24%	37%	73%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$8.940	$9.530	$10.050	$10.350	$10.400

0.442	0.440	0.410	0.404	0.400
1.169	(0.592)	(0.520)	(0.300)	(0.050)
1.611	(0.152)	(0.110)	0.104	0.350

(0.441)	(0.438)	(0.410)	(0.404)	(0.400)
(0.441)	(0.438)	(0.410)	(0.404)	(0.400)

$10.110	$8.940	$9.530	$10.050	$10.350

18.37%	(1.11% )	(1.12% )	0.96%	3.47%

$1,118	$1,448	$3,135	$5,972	$9,519
1.60%	1.65%	1.65%	1.66%	1.65%

1.79%	1.83%	1.79%	1.78%	1.77%
4.49%	5.31%	4.19%	3.91%	3.91%

4.30%	5.13%	4.05%	3.79%	3.79%
37%	67%	24%	37%	73%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$8.960	$9.550	$10.070	$10.360	$10.420

0.442	0.441	0.410	0.404	0.400
1.169	(0.592)	(0.520)	(0.290)	(0.060)
1.611	(0.151)	(0.110)	0.114	0.340

(0.441)	(0.439)	(0.410)	(0.404)	(0.400)
(0.441)	(0.439)	(0.410)	(0.404)	(0.400)

$10.130	$8.960	$9.550	$10.070	$10.360

18.33%	(1.11% )	(1.12% )	1.06%	3.36%

$36,384	$7,770	$6,998	$4,848	$5,332
1.60%	1.65%	1.65%	1.66%	1.65%

1.79%	1.83%	1.79%	1.78%	1.77%
4.49%	5.31%	4.19%	3.91%	3.91%

4.30%	5.13%	4.05%	3.79%	3.79%
37%	67%	24%	37%	73%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		12/31/081
	Year Ended	to
	8/31/10	8/31/09
Net asset value, beginning of period	$8.930	$7.590

Income from investment operations:
Net investment income	0.534	0.342
Net realized and unrealized gain on investments	1.259	1.338
Total from investment operations	1.793	1.680

Less dividends and distributions from:
Net investment income	(0.533)	(0.340)
Total dividends and distributions	(0.533)	(0.340)

Net asset value, end of period	$10.190	$8.930

Total return2	20.55%	22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,840	$1
Ratio of expenses to average net assets	0.60%	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.79%	0.85%
Ratio of net investment income to average net assets	5.49%	6.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.30%	6.21%
Portfolio turnover	37%	67	%3

1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

2	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the entire year.

See accompanying Notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware National Tax-Free Funds	August 31, 2010

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. These securities will generally be categorized as Level 2 investments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. These securities will generally be categorized as Level 3 investments.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required for each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2010.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding offset shown as “expense paid indirectly.” For the year ended August 31, 2010, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$505	$569	$94

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective January 1, 2010, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations ), do not exceed

0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, until such time as the voluntary expense cap is discontinued. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may be discontinued at any time because they are voluntary. Prior to January 1, 2010, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses), did not exceed 0.60%, 0.60%, and 0.65% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$29,839	$29,672	$5,783

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Fee USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2010 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At August 31, 2010, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$238,990	$258,025	$44,821
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	15,994	23,166	4,555
Distribution fees payable
to DDLP	148,260	114,688	55,613
Other expenses payable to
DMC and affiliates*	22,620	38,861	8,478

*	DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$23,918	$26,202	$5,742

For the year ended August 31, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$49,648	$52,896	$63,515

For the year ended August 31, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$0	$0	$0
Class B	5,373	1,270	375
Class C	1,246	9,750	1,140

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$210,009,192	$357,482,598	$135,622,590
Sales	185,863,574	161,060,661	42,872,980

At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$577,301,239	$685,489,835	$181,086,675
Aggregate unrealized
appreciation	$53,679,485	$48,474,876	$10,587,411
Aggregate unrealized
depreciation	(10,407,199)	(2,402,983)	(3,730,871)
Net unrealized
appreciation	$43,272,286	$46,071,893	$6,856,540

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments

Level 2	–	other observable inputs (including, but not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2010:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Municipal Bonds	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 2	$620,573,525	$731,561,728	$187,943,215

There were no Level 3 securities at the beginning or end of the year.

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for each Fund’s fiscal year ending August 31, 2011 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2010 and 2009 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Year ended 8/31/10
Tax-exempt income	$26,946,651	$20,788,197	$5,854,908
Ordinary income	502,834	134,392	95,385
Total	$27,449,485	$20,922,589	$5,950,293

Year ended 8/31/09
Tax-exempt income	$24,389,642	$15,114,111	$4,103,777
Ordinary income	50,485	—	375
Total	$24,440,127	$15,114,111	$4,104,152

5. Components of Net Assets on a Tax Basis

As of August 31, 2010, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$589,352,077	$698,494,946	$189,460,313
Distributions payable	(690,821)	(567,550)	(214,145)
Undistributed tax-exempt
income	757,716	583,775	209,737
Capital loss carryforward	(7,451,132)	(5,699,308)	(2,342,205)
Unrealized appreciation
of investments	43,272,286	46,071,893	6,856,540
Net assets	$625,240,126	$738,883,756	$193,970,240

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments and tax treatment of distributions payable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2010, the Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Undistributed net investment income	$(37,822)
Accumulated net realized gain	37,822

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2011	$—	$—	$631,027
2012	—	—	980,742
2015	—	—	355,701
2017	7,451,132	5,699,308	374,735
Total	$7,451,132	$5,699,308	$2,342,205

For the year ended August 31, 2010, $3,865,444, $2,575,842, and $437,365 of capital loss carryforwards were utilized for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09
Shares sold:
Class A	5,499,136	11,607,343	20,561,913	21,288,665	8,272,964	1,543,457
Class B	7,807	7,042	427	16,760	2,718	36,455
Class C	866,259	662,828	2,735,842	1,748,249	2,898,321	298,334
Institutional Class	962,114	102	16,911,847	95	2,202,319	134

Shares issued upon reinvestment of dividends and distributions:
Class A	1,229,783	1,198,786	1,005,351	885,386	313,502	269,659
Class B	10,383	16,525	1,078	1,659	3,238	6,137
Class C	61,213	46,310	88,888	52,363	54,352	26,475
Institutional Class	6,078	3	85,605	2	14,620	5
	8,642,773	13,538,939	41,390,951	23,993,179	13,762,034	2,180,656

Shares repurchased:
Class A	(5,953,210)	(10,115,087)	(21,987,886)	(18,287,462)	(2,460,064)	(1,230,554)
Class B	(306,421)	(350,505)	(34,462)	(56,382)	(57,274)	(209,703)
Class C	(208,581)	(339,849)	(941,095)	(500,042)	(228,990)	(190,984)
Institutional Class	(316,816)	—	(1,298,699)	—	(563,836)	—
	(6,785,028)	(10,805,441)	(24,262,142)	(18,843,886)	(3,310,164)	(1,631,241)
Net increase	1,857,745	2,733,498	17,128,809	5,149,293	10,451,870	549,415

For the years ended August 31, 2010 and 2009, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

		Year Ended			Year Ended
		8/31/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	104,388	104,295	$1,173,700	161,252	161,199	$1,668,006
Delaware Tax-Free
USA Intermediate Fund	8,148	8,141	95,087	23,056	23,046	253,527
Delaware National High-Yield
Municipal Bond Fund	8,566	8,583	81,217	26,693	26,746	211,723

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of August 31, 2010, or at any time during the year then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At August 31, 2010, 9.18% of the Delaware Tax-Free USA Fund’s net assets, 10.67% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 3.74% of the Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

As of August 31, 2010, the Tax-Free USA Fund invested in municipal bonds issued by the state of New York and the territory of Puerto Rico which constituted approximately 13% and 10%, respectively, of the Fund’s portfolio. As of August 31, 2010, the Tax-Free USA Intermediate Fund invested in municipal bonds issued by the state of New York which constituted approximately 11%

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Funds’ financial statements.

11. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2010, each Fund designates distributions paid during the year as follows:

	(A)	(B)
	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free USA Fund	1.83%	98.17%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.64%	99.36%	100.00%
Delaware National High-Yield Municipal Bond Fund	1.60%	98.40%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2010, and the results of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets for the year ended August 31, 2009 and the financial highlights for each of the four years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 19, 2010

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group Tax-Free Fund and Voyageur Mutual Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Funds did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	81	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009-2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 to 2008)
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 to 2007)

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 to 2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,400 for the fiscal year ended August 31, 2010.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $62,900 for the fiscal year ended August 31, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $12,900 for the fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $24,100 for the fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $223,814 for the registrant’s fiscal years ended August 31, 2010 and August 31, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2010

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2010